ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Accounting Policy [Line Items]
Undrawn and committed working capital facilities | $	$ 267,800
Cash and cash equivalents, including restricted cash as of 31 December | $	135,564	$ 72,483	$ 127,361
Restricted cash | $	46,100
Net interest-bearing debt | $	$ 713,100
Net interest-bearing debt loan-to-value ratio	51.00%
Estimated percentage decrease from base case frieght rates and a similar decline in vessel values	15.00%
Number of geographical segment | segment	1
Dry Docking period	every 24 and 60 months
Number of cash generating unit | item	3
Demurrage revenue claim percentage	95.00%
Average period of receiving demurrage payment	100 days
CGU
Disclosure Of Accounting Policy [Line Items]
Number of cash generating unit | item	3
Main Fleet
Disclosure Of Accounting Policy [Line Items]
Number of cash generating unit | item	1
Handy Size
Disclosure Of Accounting Policy [Line Items]
Number of cash generating unit | item	2
Vessels and capitalized dry-docking
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	25 years
Company cars
Disclosure Of Accounting Policy [Line Items]
Lease term	3 years
IT equipment | Maximum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years
IT equipment | Minimum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years
Software | Maximum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years
Software | Minimum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years
Other plant and operating equipment | Maximum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years
Other plant and operating equipment | Minimum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years